PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT
Summary of major classifications of property and equipment

	June 30, 2025	June 30, 2024
Equipment	$150,202	$150,202
Leasehold improvements	89,087	89,087
Software	85,042	85,042
Furniture and fixtures	51,717	51,717
	376,048	376,048
Less: Accumulated depreciation and Amortization	(376,048)	(359,968)
	$—	$16,080